Balance Sheet Components (Tables)	12 Months Ended
Dec. 31, 2023
Balance Sheet Components
Schedule of Inventory

(in thousands)	2023	2022
Raw materials	$448	$182
Work-in-process	601	891
Finished goods	437	2,407
	$1,486	$3,480

Schedule of Prepaid expenses and other assets

(in thousands)	2023	2022
IPO expenses	$1,643	$—
Intellectual property rights	761	861
Lease deposit	554	555
Prepaid expenses	433	799
Prepaid inventory	279	1,310
Other receivables	105	102
Costs incurred to fulfill a contract	12	39
	3,787	3,666
Less: Non-current assets	(881)	(993)
Prepaid expenses and other current assets	$2,906	$2,673

Schedule of Property and equipment, net

(in thousands)	2023	2022
Production equipment	$14,887	$14,800
IT equipment	1,127	1,212
Furniture and fixtures	784	799
Leasehold improvements	293	388
Fixed assets in process	—	39
Total property and equipment	17,091	17,238
Less: accumulated depreciation and amortization	(16,319)	(16,127)
	$772	$1,111

Schedule of components of lease expense and other information related to leases

(in thousands)	2023	2022
Operating lease expense	$772	$733
Finance lease expense
Amortization of right of use assets	14	18
Interest on lease liabilities	1	2
Total finance lease expense	15	20
	$787	$753

(in thousands)	2023	2022
Supplemental cash flow information:
Cash paid for amounts included in the measurement of lease liabilities
Cash used in operations for operating leases	$766	$770
Cash used in operations for finance leases	1	2
Payments made on finance leases	17	24
ROU assets obtained in exchange for lease obligations:
Operating leases	1,476	826
Weighted average remaining lease term:
Operating leases	2.25 years	3.57 years
Finance leases	—	0.90 years
Weighted average discount rate:
Operating leases	4.66%	4.00%
Finance leases	—	9.70%

Schedule of Maturities of lease liabilities under noncancellable leases

Operating
(in thousands)	leases
2024	$743
2025	712
2026	169
Total undiscounted lease payments	1,624
Less: imputed interest	(94)
Total lease liabilities	$1,530

Schedule of Intangibles, net

(in thousands)	2023	2022
Intellectual properties	$1,118	$943
Intangible assets in process	—	180
Total acquired intangibles	1,118	1,123
Less: accumulated amortization	(873)	(451)
	$245	$672

Schedule of Accrued and other current liabilities

(in thousands)	2023	2022
Payroll and related expenses	$10,038	$6,635
Accrued payables	6,319	2,233
Royalty and license fee	58	37
Professional fees	499	479
Current portion of interest payable	6,915	2,944
Product warranty	55	64
Other	72	104
	$23,956	$12,496

Schedule of Other liabilities

(in thousands)	2023	2022
Severance payments liability	$92	$76
Interest payable	16	—
	$108	$76